BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 189,971
Prepaid expenses	744,542
Total current assets	934,513
Cash held in trust account	235,750,000
TOTAL ASSETS	236,684,513
Current liabilities:
Accounts payable	15,440
Accrued expenses	107,734
Accrued offering costs	314,153
Due to related party	884
Total current liabilities	438,211
Deferred underwriting fee payable	8,050,000
TOTAL LIABILITIES	8,488,211
Commitments (see Note 6)
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value	235,750,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(7,554,273)
Total Shareholders' Deficit	(7,553,698)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	236,684,513
Class B ordinary shares
Shareholders' Deficit
Common Stock	$ 575